Taxation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Taxation [Line Items]
Percentage of tax rate		7.50%	(24.90%)	(8.40%)
assessable profits (in Dollars)	$ 2,000
Percentage of assessable profits	16.50%
Percentage of income tax dividend percent		25.00%
Percentage of income tax dividends		10.00%
Retained earnings (in Dollars)			¥ (969,688,000)		¥ (584,161,000)	$ (80,383,000)
Percentage of withholding tax of dividend payable		5.00%
Withholding tax paid (in Dollars)		$ 263
Hong Kong [Member]
Taxation [Line Items]
Percentage of profit tax rate	16.50%
Percentage of tax rate	8.25%
Excess assessable profits (in Dollars)	$ 2,000
PRC [Member]
Taxation [Line Items]
Percentage of tax rate		25.00%
PRC [Member] | Foreign [Member]
Taxation [Line Items]
Percentage of tax rate		25.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
Enterprise Income Tax Law [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
Witty Digital Technology Limited [Member]
Taxation [Line Items]
Retained earnings (in Dollars)						$ 5,263,000
WFOEs [Member]
Taxation [Line Items]
Withholding tax expenses (in Yuan Renminbi) | ¥					¥ 11,625